Long-term debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of long-term debt

Long-term debt at June 30, 2012 and December 31, 2011, consisted of the following:

	June 30, 2012	December 31, 2011
8.875% Senior Notes due 2017 (net of discount of $1,658 at December 31, 2011)	$—	$323,342
9.875% Senior Notes due 2020 (net of discount of $6,211 and $6,441 at June 30, 2012 and December 31, 2011, respectively)	293,789	293,559
8.25% Senior Notes due 2021	400,000	400,000
7.625% Senior Notes due 2022	400,000	—
Senior secured revolving credit facility	35,000	—
Real estate mortgage notes, principal and interest payable monthly, bearing interest at rates ranging from 3.50% to 5.46%, due January 2013 through December 2028; collateralized by real property	12,822	12,116
Installment notes payable, principal and interest payable monthly, bearing interest at rates ranging from 2.00% to 9.25%, due July 2012 through March 2017; collateralized by automobiles, machinery and equipment	5,926	5,546
Capital lease obligations	—	10

	1,147,537	1,034,573
Less current maturities	4,136	3,078

	$1,143,401	$1,031,495

As of the dates indicated, long-term debt consists of the following:

	December 31,
	2011	2010
8.5% Senior Notes due 2015	$—	$325,000
8.875% Senior Notes due 2017, net of discount of $1,658 and $1,901, respectively	323,342	323,099
9.875% Senior Notes due 2020, net of discount of $6,441 and $6,865, respectively	293,559	293,135
8.25% Senior Notes due 2021	400,000	—
Real estate mortgage notes, principal and interest payable monthly, bearing interest at rates ranging from 3.71% to 5.46%, due August 2021 through December 2028; collateralized by real property	12,116	13,024
Installment notes payable, principal and interest payable monthly, bearing interest at rates ranging from 2.00% to 9.25%, due January 2012 through June 2016; collateralized by automobiles, machinery and equipment	5,546	7,699
Capital lease obligations	10	130

	1,034,573	962,087
Less current maturities	3,078	4,167

	$1,031,495	$957,920

Maturities of long-term debt and capital leases, excluding the discount on our Senior Notes

Maturities of long-term debt and capital leases, excluding the discount on our Senior Notes, are as follows as of December 31, 2011:

2012	$3,078
2013	2,041
2014	1,264
2015	1,056
2016	599
2017 and thereafter	1,034,634

$1,042,672